Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Total Equity/ Net Investment	Net investment of the Parent	Share Capital	Additional Paid-in Capital	Capital reserve	Accumulated losses	Other comprehensive loss	Non-controlling interest
Beginning balance at Jun. 30, 2021		R$ 1,468,170	R$ 1,345,114						R$ 123,056
Beginning balance at Jun. 30, 2021				R$ 0	R$ 0	R$ 0	R$ 0	R$ 0
Capital contributions		202,425	190,003						12,422
Dividends paid		(133,069)	(131,979)						(1,090)
Acquisition of non-controlling interests		(34,351)	(3,257)						(31,094)
Acquisition of subsidiaries		93,053	6,136						86,917
(Loss) profit for the year	R$ 107,762	107,762	78,170						29,592
Foreign currency translation differences	(34,263)	(34,263)	(32,540)						(1,723)
Ending balance at Jun. 30, 2022		1,669,727	1,451,647						218,080
Ending balance at Jun. 30, 2022				0	0	0	0	0
Capital contributions		60,880	60,880
Dividends paid		(3,485)							(3,485)
Acquisition of non-controlling interests		(100,887)	(64,711)						(36,176)
Non-controlling dilution on capital contributions		0	(7,475)						7,475
Acquisition of subsidiaries		23,198	8,809						14,389
Share-based payment		12,112	12,112
(Loss) profit for the year		263,889	209,310						54,579
Foreign currency translation differences		(28,488)	(27,481)						(1,007)
Ending balance at Feb. 27, 2023		1,896,946	1,643,091						253,855
Beginning balance at Jun. 30, 2022		1,669,727	1,451,647						218,080
Beginning balance at Jun. 30, 2022				0	0	0	0	0
(Loss) profit for the year	(218,682)
Foreign currency translation differences	(30,600)
Ending balance at Jun. 30, 2023			0
Ending balance at Jun. 30, 2023	2,110,357	2,110,357	1,860,119	591	2,134,339	14,533	(260,710)	(28,634)	250,238
Beginning balance at Feb. 27, 2023		1,896,946	1,643,091						253,855
Changes in parent company's net investment		0	(1,643,091)	514	1,464,083	12,112	209,310	(42,928)
SPAC merger transaction		670,333	670,333	77	670,256
Acquisition of subsidiaries		8,169							8,169
Share-based payment		2,421	2,421			2,421
(Loss) profit for the year		(482,570)	(470,020)				(470,020)		(12,550)
Foreign currency translation differences		15,057	14,294					14,294	763
Ending balance at Jun. 30, 2023			0
Ending balance at Jun. 30, 2023	2,110,357	2,110,357	1,860,119	591	2,134,339	14,533	(260,710)	(28,634)	250,238
Acquisition of subsidiaries		2,007							2,007
Other		(19,185)	(24,778)		(24,778)				5,593
Share-based payment		15,647	15,647			15,647
(Loss) profit for the year	(785,005)	(785,005)	(762,455)				(762,455)		(22,550)
Foreign currency translation differences	35,194	35,194	34,078					34,078	1,116
Ending balance at Jun. 30, 2024			0
Ending balance at Jun. 30, 2024	R$ 1,359,015	R$ 1,359,015	R$ 1,122,611	R$ 591	R$ 2,109,561	R$ 30,180	R$ (1,023,165)	R$ 5,444	R$ 236,404